ACCRUED EXPENSES AND OTHER - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accrued Expenses and Other [Abstract]
ACCRUED EXPENSES AND OTHER
7. ACCRUED EXPENSES AND OTHER

	June 30, 2016	December 31, 2015
Sales returns and allowances	$50.8	$61.1
Compensation and related benefits	49.4	75.6
Advertising and promotional costs	37.0	38.4
Taxes	23.4	20.8
Interest	12.3	12.4
Restructuring reserve	9.8	11.8
Other	50.5	52.3
	$233.2	$272.4

9. ACCRUED EXPENSES AND OTHER

	December 31,
	2015	2014
Sales returns and allowances	$61.1	$70.6
Compensation and related benefits	75.6	66.8
Advertising and promotional costs	38.4	44.9
Taxes	20.8	23.4
Interest	12.4	11.0
Restructuring reserve	11.8	13.7
Other	52.3	42.9
	$272.4	$273.3